Long-term investments (Tables)	12 Months Ended
Mar. 31, 2020
Investments In And Advances To Affiliates [Abstract]
Schedule of long- term investments

Long-term investments consist of the following:

	As of March 31,
	2019	2020
	(Amounts in thousand of RMB)
Equity method investee:
Damei	-	-
Equity securities without readily determinable fair value:
Zhiyi	7,600	7,600
Duomai	-	80,036
Total	7,600	87,636